Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 409,000	$ 409,000
Property and equipment, accumulated depreciation	$ 1,225,268	$ 1,207,253	$ 2,483,440
Stockholders' Deficit
Par value per share	$ 0.001	$ 0.001	$ 0.001
Shares authorized	10,000,000	10,000,000	10,000,000
Series B convertible preferred stock, shares issued	626,667	626,667	626,667
Series B convertible preferred stock, shares outstanding	626,667	626,667	626,667
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	232,838,029	216,443,809	157,959,066
Common stock, shares outstanding	232,675,529	215,943,809	134,443,725
Treasury stock, shares	162,500	162,500	162,500